FAIR VALUE - Schedule of Rollforward for Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value recurring basis unobservable input reconciliation asset gain (loss) statement of other comprehensive income extensible list not disclosed flag	Gain / (losses) in OCI	Gain / (losses) in OCI
Fair value recurring basis, unobservable input reconciliation, net derivative asset (liability) gain (loss), statement of income extensible list not disclosed flag	Gains/(losses) in earnings	Gains/(losses) in earnings
Fair value, recurring basis, unobservable input reconciliation, asset, gain (loss), statement of income, extensible list not disclosed flag	Gains/(losses) in earnings	Gains/(losses) in earnings
Fair value asset recurring basis, still held unrealized gain (loss), statement of income, extensible list not disclosed flag	Changes in unrealized gains (losses) included in earnings related to balances still held at end of period	Changes in unrealized gains (losses) included in earnings related to balances still held at end of period
Level 3 | Recurring
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balances, beginning of period	$ 1,305,220	$ 108,110
Gain / (losses) in OCI	(73,544)	99,985
Gains/(losses) in earnings	176,165	7,389
Additions/Issuances	848,908	3,734
Transfers from Level 2	220,248	1,125,830
Settlements	(130,957)	(39,828)
Balances, end of period	2,346,040	1,305,220
Changes in unrealized gains (losses) included in earnings related to balances still held at end of period	157,459	7,389
Level 3 | Recurring | Beneficial interest in Structured LLC
Fair Value, Assets, Unobservable Input Reconciliation [Roll Forward]
Balances, beginning of period	1,198,985	0
Gains / (losses) in OCI	(73,544)	99,985
Gains/(losses) in earnings	0	0
Additions/Issuances	0	0
Transfers from Level 2	0	1,122,510
Settlements	(28,652)	(23,510)
Balances, end of period	1,096,789	1,198,985
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in earnings related to balances still held at end of period	0	0
Level 3 | Recurring | RICs HFI
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balances, beginning of period	9,039	13,888
Gain / (losses) in OCI	0	0
Gains/(losses) in earnings	0	0
Additions/Issuances	0	0
Transfers from Level 2	0	0
Settlements	(4,169)	(4,849)
Balances, end of period	4,870	9,039
Changes in unrealized gains (losses) included in earnings related to balances still held at end of period	0	0
Level 3 | Recurring | MSRs
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balances, beginning of period	90,958	94,266
Gain / (losses) in OCI	0	0
Gains/(losses) in earnings	(2,756)	6,112
Additions/Issuances	0	0
Transfers from Level 2	0	0
Settlements	(8,676)	(9,420)
Balances, end of period	79,526	90,958
Changes in unrealized gains (losses) included in earnings related to balances still held at end of period	(2,756)	6,112
Level 3 | Recurring | Derivatives, net
Fair Value, Assets, Unobservable Input Reconciliation [Roll Forward]
Balances, beginning of period	(29)	(596)
Gains / (losses) in OCI	0	0
Gains/(losses) in earnings	(658)	567
Additions/Issuances	0	0
Transfers from Level 2	0	0
Settlements	0	0
Balances, end of period	(687)	(29)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in earnings related to balances still held at end of period	(658)	567
Level 3 | Recurring | Equity Securities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balances, beginning of period	0	0
Gain / (losses) in OCI	0	0
Gains/(losses) in earnings	187,606	0
Additions/Issuances	836,812	0
Transfers from Level 2	0	0
Settlements	(32,280)	0
Balances, end of period	992,138	0
Changes in unrealized gains (losses) included in earnings related to balances still held at end of period	168,900	0
Level 3 | Recurring | Other
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balances, beginning of period	6,267	552
Gain / (losses) in OCI	0	0
Gains/(losses) in earnings	(8,027)	710
Additions/Issuances	12,096	3,734
Transfers from Level 2	220,248	3,320
Settlements	(57,180)	(2,049)
Balances, end of period	173,404	6,267
Changes in unrealized gains (losses) included in earnings related to balances still held at end of period	$ (8,027)	$ 710